SCHEDULE OF BLACK SCHOLES OPTION PRICING MODEL FOR THE PRIVATE WARRANTS (Details) - Private Warrants [Member]	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.92	0.36	1.69
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	5 years	5 years	5 years
Measurement Input Probability Of Business Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	30.0	30.0	90.0
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	19.6	19.7	13.5
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	11.50	11.50	11.50
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	13.08	12.43	10.42
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.00	0.00	0.00